FAIR VALUE MEASUREMENT AND MARKETABLE SECURITIES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Adjusted Cost	$ 352,954	$ 322,151
Gross Unrealized Gains	152	39
Gross Unrealized Losses	876	1,814
Aggregate fair value	352,230	320,376
U.S. government treasuries
Schedule of Available-for-sale Securities [Line Items]
Adjusted Cost	22,939	10,898
Gross Unrealized Gains	12	1
Gross Unrealized Losses	58	25
Aggregate fair value	22,893	10,874
Corporate debentures
Schedule of Available-for-sale Securities [Line Items]
Adjusted Cost	330,015	311,253
Gross Unrealized Gains	140	38
Gross Unrealized Losses	818	1,789
Aggregate fair value	$ 329,337	$ 309,502